Pension and other post-retirement benefits (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Defined Benefit Plans [Abstract]
Information related to defined benefit plan
Pension benefit plans Other benefit plans
2021 2020 2021 2020
Fair value of plan assets, beginning of year $ 6,217 $ 6,806 $ - $ -
Interest income on plan assets 144 197 - -
Return on assets excluding interest income 172 130 - -
Employer contributions 67 - - -
Benefits paid (903) (915) - -
Administrative costs paid (4) (1) - -
Fair value of plan assets, end of year $ 5,693 $ 6,217 $ - $ -
Defined benefit obligation, beginning of year $ 72,119 $ 62,588 $ 25,827 $ 24,955
Current service cost 2,332 1,977 956 1,010
Interest cost 1,550 1,673 652 792
Actuarial loss (gain) arising from:

- demographic assumptions
- - - 102

- financial assumptions
(1,996) 6,323 (1,403) 2,013

- experience adjustment
(903) 350 (697) (2,236)
Benefits paid (1,741) (1,765) (638) (809)
Foreign exchange (1,363) 973 - -
Defined benefit obligation, end of year $ 69,998 $ 72,119 $ 24,697 $ 25,827
Defined benefit liability [note 14] $ (64,305) $ (65,902) $ (24,697) $ (25,827)

Percentages of the total fair value of assets pension plan
Pension

benefit plans
2021 2020
Asset category
(a)
Canadian equity securities 13% 8%
U.S. equity securities 21% 12%
Global equity securities 12% 8%
Canadian fixed income 50% 31%
Other
(b)
4% 41%
Total 100% 100%
(a) The defined benefit plan assets contain no

material amounts of related party assets at December 31, 2021 and 2020 respectively.
(b) Relates mainly to the value of the refundable tax account held by the Canada Revenue Agency. The refundable total is approximately equal to half of the sum of the realized investment income plus employer contributions less half of the benefits paid by the plan .

Components of net pension and other benefit expense
Pension benefit plans Other benefit plans
2021 2020 2021 2020
Current service cost $ 2,332 $ 1,977 $ 956 $ 1,010
Net interest cost 1,406 1,476 652 792
Administration cost 4 1 - -
Defined benefit expense [note 18] 3,742 3,454 1,608 1,802
Defined contribution pension expense [note 18] 12,939 12,410 - -
Net pension and other benefit expense $ 16,681 $ 15,864 $ 1,608 $ 1,802

Amount of actuarial losses (gains) recognized in other comprehensive income
The total amount of actuarial losses (gains) recognized in other comprehensive income is:
Pension benefit plans Other benefit plans
2021 2020 2021 2020
Actuarial loss (gain) $ (2,899) $ 6,673 $ (2,100) $ (121)
Return on plan assets excluding
interest income (172) (130) - -
$ (3,071) $ 6,543 $ (2,100) $ (121)

Defined benefit obligation and net pension and other benefit expense [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Assumptions to determine defined benefit obligations and expense
The assumptions used to determine the Company’s defined benefit obligation and net pension and other benefit expense were as follows at December 31 (expressed as weighted averages):
Pension benefit plans Other benefit plans
2021 2020 2021 2020
Discount rate - obligation 2.3% 2.4% 2.9% 2.5%
Discount rate - expense 2.4% 3.0% 2.5% 3.1%
Rate of compensation increase 3.0% 2.9% - -
Health care cost trend rate - - 5.0% 5.0%
Dental care cost trend rate - - 4.5% 4.5%

1% Change in assumptions [member] | Defined benefit obligation and net pension and other benefit expense [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Assumptions to determine defined benefit obligations and expense
A 1 % change at the reporting date to one of the relevant actuarial assumptions, holding other assumptions constant, would have affected the defined benefit obligation by the following:
Pension benefit plans Other benefit plans
Increase Decrease Increase Decrease
Discount rate

$ (9,593) $ 12,380 $ (3,003) $ 3,769
Rate of compensation increase 1,024 (984) n/a n/a
A 1% change in any of the other assumptions would not have a significant impact on the defined benefit obligation.